LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Schedule of Interest Expense (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Debt Disclosure [Abstract]
ABL Facility, senior secured and unsecured notes, term loans and debentures			$ 698.3	$ 701.5	$ 764.3
Capital lease obligations			81.8	96.3	106.8
Amortization and write off of deferred financing costs	$ 35.4	$ 38.3	42.7	56.1	84.4
Amortization and write off of debt discounts			20.3	16.0	22.3
Other interest (income) expense			(12.3)	4.9	26.0
Interest expense, net	$ 557.5	$ 662.5	$ 830.8	$ 874.8	$ 1,003.8